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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cincinnati Financial Corporation
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                   Fairfield, Ohio      March 23, 2007
-------------------------------------   ------------------   -------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

     No.   File No.   Name

     01    28-10753   The Cincinnati Insurance Company
     02    28-10754   The Cincinnati Life Insurance Company
     03    28-10755   The Cincinnati Casualty Company
     04    28-10756   The Cincinnati Indemnity Company


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:            1

Form 13F Information Table Value Total         3,050
                                          (thousands)

List of Other Included Managers: None


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
          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                VALUE   SHRS OR                  INVESTMENT   OTHER  VOTING AUTHORITY
       NAME OF ISSUER             CLASS        CUSIP   [x$1000]  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
IFC CAPITAL TRUST III
   $2.1875 CV PF             CONVERTIBLE PFD 449498203    3,050   100,000 SH              SOLE             --   --     --   --
                                                          3,050


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